UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6377

DREYFUS MUNICIPAL FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Municipal Money Market Fund

May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.3%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.19	6/1/12	1,000,000	a	1,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.19	6/1/12	1,400,000	a	1,400,000

California--9.2%
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.28	6/7/12	3,270,000	a	3,270,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling
Corporation Project) (LOC;
Comerica Bank)	0.28	6/7/12	2,285,000	a	2,285,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	10/18/12	2,000,000		2,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.25	12/13/12	2,000,000		2,000,000

Colorado--4.8%
Colorado,
Education Loan Program
Revenue, TRAN	2.00	6/29/12	2,000,000		2,002,857
Denver City and County,
Airport Revenue, CP (Liquidity
Facility; Barclays Bank PLC)	0.21	8/9/12	3,000,000		3,000,000

Florida--8.7%
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.18	8/2/12	5,000,000		5,000,000
Jacksonville,
Educational Facilities Revenue
(Edward Waters College
Project) (LOC; Wells Fargo
Bank)	0.28	6/7/12	1,000,000	a	1,000,000
Liberty County,
IDR (Georgia-Pacific
Corporation Project) (LOC;
Bank of Nova Scotia)	0.19	6/7/12	3,000,000	a	3,000,000

Georgia--1.1%
Georgia,
GO Notes	5.00	10/1/12	1,075,000		1,092,230

Illinois--3.8%
Illinois Development Finance
Authority, Revenue (Park Ridge
Youth Campus Project) (LOC;
Bank of America)	1.51	6/7/12	800,000	a	800,000
Illinois Educational Facilities
Authority, Revenue, CP (Pooled
Finance Program) (LOC;
Northern Trust Company)	0.20	7/12/12	3,200,000		3,200,000

Iowa--4.8%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.25	6/7/12	5,000,000	a	5,000,000

Louisiana--2.7%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.33	6/7/12	2,800,000	a	2,800,000

Maryland--1.3%
Maryland Economic Development

Corporation, Revenue
(Chesapeake Advertising
Facility) (LOC; M&T Trust)	0.45	6/7/12	1,330,000	a	1,330,000

Michigan--5.8%
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue (LOC;
Citibank NA)	0.20	6/7/12	3,000,000	a	3,000,000
University of Michigan,
General Revenue, CP	0.14	7/10/12	3,000,000		3,000,000

Minnesota--4.8%
Rochester,
Health Care Facilities
Revenue, CP (Mayo Clinic)
(Liquidity Facility; Wells
Fargo Bank)	0.21	7/16/12	2,000,000		2,000,000
Waite Park,
IDR (McDowall Company Project)
(LOC; U.S. Bank NA)	0.38	6/7/12	3,020,000	a	3,020,000

New Hampshire--1.2%
New Hampshire Business Finance
Authority, Industrial Facility
Revenue (Luminescent Systems,
Inc. Issue) (LOC; HSBC Bank
USA)	0.40	6/7/12	1,200,000	a	1,200,000

New Jersey--1.9%
Paterson,
GO Notes, BAN	1.50	6/6/13	1,000,000		1,002,460
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	1,000,000		1,003,397

New York--1.9%
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties - Vanderbilt/Larned
Project) (LOC; M&T Trust)	0.24	6/7/12	1,925,000	a	1,925,000

Ohio--3.6%
Clark County,
Solid Waste Facilities Revenue
(Eastwood Dairy LLC Project)
(LOC; Wells Fargo Bank)	0.38	6/7/12	2,750,000	a	2,750,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	1,000,000		1,001,326

Pennsylvania--14.0%
Allegheny County,
GO Notes, TRAN	2.00	7/16/12	1,600,000		1,603,516
Jackson Township Industrial
Development Authority, Revenue
(Regupol America LLC Project)
(LOC; PNC Bank NA)	0.22	6/7/12	1,850,000	a	1,850,000
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.18	6/7/12	1,047,000	a	1,047,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.35	6/7/12	5,000,000	a	5,000,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.47	6/7/12	5,000,000	a	5,000,000

South Carolina--.5%
Richland County School District
Number 1, GO Notes	4.75	3/1/13	475,000		490,584

Tennessee--4.6%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.29	6/1/12	1,500,000	a	1,500,000

Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.28	6/7/12	3,315,000	a	3,315,000

Texas--11.4%
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.20	6/6/12	3,750,000		3,750,000
Greenville Industrial Development
Corporation, IDR (Woodgrain
Project) (LOC; General
Electric Capital Corp.)	0.21	6/7/12	3,225,000	a	3,225,000
Harris County Health Facilities
Development Corporation, HR
(Baylor College of Medicine)
(LOC; Wells Fargo Bank)	0.23	6/1/12	1,500,000	a	1,500,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	6/28/12	2,900,000		2,900,000
Northside Independent School
District, GO Notes (LOC;
Permanent School Fund
Guarantee Program)	3.50	8/15/12	500,000		503,352

Virginia--1.8%
Hanover County Industrial
Development Authority, IDR
(Virginia Iron and Metal
Company Inc., Project) (LOC;
Branch Banking and Trust Co.)	0.26	6/7/12	1,910,000	a	1,910,000

Washington--5.6%
King County,
GO Notes, Refunding	2.50	6/1/12	1,655,000		1,655,000
Port of Chehalis Industrial

Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.33	6/7/12	2,215,000	a	2,215,000
Port of Tacoma,
Revenue, CP (Liquidity
Facility; Bank of America)	0.40	6/6/12	2,000,000		2,000,000

Wisconsin--5.1%
Waupaca,
IDR (Gusmer Enterprises, Inc.
Project) (LOC; Wells Fargo
Bank)	0.38	6/7/12	2,345,000	a	2,345,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.24	6/7/12	2,955,000	a	2,955,000

Total Investments (cost $104,846,722)			100.9%		104,846,722
Liabilities, Less Cash and Receivables			(.9%)		(944,616)
Net Assets			100.0%		103,902,106

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	104,846,722
Level 3 - Significant Unobservable Inputs	-
Total	104,846,722

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New Jersey Municipal Money Market Fund

May 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--102.7%	Rate (%)	Date	Amount ($)	Value ($)
New Jersey--96.4%
Bloomfield Township,
GO Notes, BAN	1.50	1/18/13	1,420,000	1,426,676
Branch Banking and Trust Municipal
Trust (Series 2044) (Port
Authority-Port Newark, Marine
Termimal Rent-Backed Revenue
(Newark Redevelopment
Projects)) (Liquidity
Facility; Branch Banking and
Trust Co. and LOC; Branch
Banking and Trust Co.)	0.21	6/7/12	1,500,000 a,b,c	1,500,000
Camden County Improvement
Authority, County Guaranteed
Loan Revenue (County Capital
Program)	5.00	1/15/13	150,000	153,947
Camden County Municipal Utilities
Authority, County Agreement
Sewer Revenue, Refunding	5.00	7/15/12	150,000	150,789
Carteret Borough Redevelopment
Agency, Revenue (Project Note)	1.00	9/28/12	587,000	587,282
Clifton,
GO Notes, Refunding	3.00	7/15/12	300,000	300,840
Commercial Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	8/1/12	125,000	125,228
Deutsche Bank Spears/Lifers Trust
(Series DBE-557) (Newark
Housing Authority, Port
Authority-Port Newark Marine
Terminal Additional
Rent-Backed Revenue (City of
Newark Redevlopment Projects))
(Liquidity Facility; Deutsche	0.32	6/7/12	2,780,000 a,b,c	2,780,000
Bank AG and LOC; Deutsche Bank

AG)
East Brunswick Township,
GO Notes, BAN	1.00	9/28/12	692,000		692,221
East Hanover Township,
GO Notes, Refunding	1.50	11/1/12	100,000		100,332
East Orange,
GO Notes, Refunding (Water
Utility)	3.70	7/1/12	100,000		100,238
Elizabeth,
GO Notes, BAN (Sewer Utility)	1.50	4/12/13	2,100,000		2,113,303
Essex County Improvement
Authority, Revenue (The
Children's Institute Project)
(LOC; Wells Fargo Bank)	0.28	6/7/12	200,000	a	200,000
Florence Township Board of
Education, GO Notes, Refunding
(School Bonds)	2.00	3/1/13	100,000		100,852
Fort Lee Borough,
GO Notes, Refunding	1.50	7/15/12	100,000		100,090
Franklin Township Board of
Education, GO Notes, Refunding
(School Bonds)	4.00	8/15/12	150,000		151,028
Gloucester City,
GO Notes (General Improvement
and Sewer Utility)	2.00	9/1/12	540,000		541,797
Harrison,
GO Notes (General Improvement
Bonds and Water/Sewer Utility
Bonds)	5.00	4/15/13	100,000		103,014
Irvington Township,
GO Notes, BAN	2.00	6/21/12	827,800		828,068
Jersey City,
GO Notes (General Improvement
and Water Improvement)	4.13	8/1/12	200,000		201,129
Kearny Board of Education,
GO Notes, GAN	1.50	10/12/12	500,000		500,898
Leonia Borough Board of Education,
GO Notes, Refunding	3.00	8/15/12	100,000		100,407
Lindenwold Borough,
GO Notes (General Improvement
Bonds and Sewer Utility Bonds)	2.00	6/1/13	200,000		202,246

Long Hill Township,
GO Notes, BAN	2.00	7/15/12	100,000		100,152
Maple Shade Township Board of
Education, GO Notes, Refunding	2.00	4/1/13	205,000		206,667
Medford Township Board of
Education, GO Notes, Refunding	5.00	2/1/13	100,000		102,880
Middlesex County,
GO Notes (County
Vocational-Technical School
Bonds and General Improvement
Bonds)	4.00	6/1/12	200,000		200,000
New Jersey Building Authority,
State Building Revenue,
Refunding	5.00	6/15/12	700,000		701,131
New Jersey Economic Development
Authority, Economic Growth
Revenue (Greater Mercer County
Composite Issue) (LOC; Wells
Fargo Bank)	0.74	6/7/12	260,000	a,d	260,000
New Jersey Economic Development
Authority, EDR (AJV Holdings
LLC Project) (LOC; JPMorgan
Chase Bank)	0.61	6/7/12	225,000	a,d	225,000
New Jersey Economic Development
Authority, EDR (Diocese of
Metuchen Project) (LOC; Bank
of America)	0.27	6/7/12	2,500,000	a	2,500,000
New Jersey Economic Development
Authority, EDR (Paddock
Realty, LLC Project) (LOC;
Wells Fargo Bank)	0.33	6/7/12	1,730,000	a,d	1,730,000
New Jersey Economic Development
Authority, EDR, Refunding (RDR
Investment Company LLC) (LOC;
JPMorgan Chase Bank)	0.33	6/7/12	1,095,000	a,d	1,095,000
New Jersey Economic Development
Authority, EDR, Refunding
(Stolthaven Perth Amboy Inc.
Project) (LOC; Citibank NA)	0.21	6/7/12	3,600,000	a,d	3,600,000
New Jersey Economic Development
Authority, IDR (CST Products,
LLC Project) (LOC; National

Bank of Canada)	0.32	6/7/12	4,380,000	a,d	4,380,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wells Fargo Bank)	0.28	6/7/12	1,000,000	a	1,000,000
New Jersey Economic Development
Authority, Revenue (ESARC,
Inc.) (Liquidity Facility; TD
Bank)	0.31	6/7/12	2,200,000	a,d	2,200,000
New Jersey Economic Development
Authority, Revenue (Melrich
Road Development Company, LLC
Project) (LOC; Wells Fargo
Bank)	0.33	6/7/12	2,075,000	a,d	2,075,000
New Jersey Economic Development
Authority, Revenue (MZR Real
Estate, L.P. Project) (LOC;
Wells Fargo Bank)	0.33	6/7/12	845,000	a,d	845,000
New Jersey Economic Development
Authority, Revenue (Richmond
Industries, Inc. and Richmond
Realty, LLC Projects) (LOC; TD
Bank)	0.30	6/7/12	380,000	a,d	380,000
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)	4.00	2/1/13	210,000		214,659
New Jersey Economic Development
Authority, State LR (State
Office Buildings Projects)	6.00	6/15/12	200,000	d	200,404
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Capital Improvement
Fund Issue)	5.00	9/1/12	100,000		101,046
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue)	4.00	9/1/12	100,000		100,712
New Jersey Educational Facilities
Authority, Revenue, Refunding
(Higher Education Capital
Improvement Fund Issue)	4.00	9/1/12	100,000		100,869
New Jersey Educational Facilities

Authority, Revenue, Refunding
(The College of Saint
Elizabeth Issue) (LOC; RBS
Citizens NA)	0.28	6/7/12	6,690,000	a	6,690,000
New Jersey Environmental
Infrastructure Trust, Revenue,
Refunding (Financing Program)	3.00	9/1/12	100,000		100,561
New Jersey Environmental
Infrastructure Trust, Revenue,
Refunding (Financing Program)	3.00	9/1/12	200,000		201,122
New Jersey Health Care Facilities
Financing Authority,
Department of Human Services
Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.00	9/15/12	430,000		434,982
New Jersey Health Care Facilities
Financing Authority, Revenue
(The Matheny School and
Hospital, Inc.) (LOC; Bank of
America)	0.28	6/7/12	2,200,000	a	2,200,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	1.15	11/1/12	505,000		505,813
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue	0.90	5/1/13	250,000		250,000
New Jersey Housing and Mortgage
Finance Agency, Multi-Family
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Lloyds TBS
Bank PLC)	0.50	6/7/12	3,000,000	a	3,000,000
New Jersey Housing and Mortgage
Finance Agency, SFMR	0.75	10/1/12	800,000		799,994
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	6/15/12	100,000		100,171
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.56	6/7/12	1,000,000	a	1,000,000

North Bergen Municipal Utilities
Authority, Sewer Revenue
Subordinated Project Notes	1.00	9/28/12	155,000		155,150
Paterson,
GO Notes, BAN	1.50	6/6/13	1,000,000		1,002,460
Plainsboro Township,
GO Notes (General Improvement)	2.50	6/1/12	160,000		160,000
Port Authority of New York and New
Jersey, Equipment Notes	0.32	6/7/12	1,615,000	a	1,615,000
Rahway,
GO Notes, BAN	1.50	8/10/12	275,000		275,260
Rahway,
GO Notes, Refunding	2.00	12/1/12	140,000		140,623
Ridgefield Park,
GO Notes, BAN	1.50	4/19/13	255,000		256,538
Sayreville Borough,
GO Notes, Refunding (General
Improvement Bonds and Water
Improvement Bonds)	1.50	12/15/12	365,000		366,367
Scotch Plains Township,
GO Notes, BAN	1.50	1/18/13	850,000		853,884
Teaneck Township Board of
Education, GO Notes, Refunding
(School Energy Savings
Obligation Bonds)	2.00	4/1/13	135,000		136,453
Tinton Falls Borough,
GO Notes	4.40	7/1/12	115,000		115,361
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/12	405,000	e	405,000
Union County,
GO Notes (County College,
County Vocational-Technical
and General Improvement)	4.13	3/1/13	56,000		56,010

U.S. Related--6.3%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control

Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.28	6/7/12	3,700,000a	3,700,000

Total Investments (cost $59,899,654)			102.7%	59,899,654
Liabilities, Less Cash and Receivables			(2.7%)	(1,566,082)
Net Assets			100.0%	58,333,572

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities amounted to $4,280,000 or 7.3% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

d	At May 31, 2012, the fund had $16,990,404 or 29.1% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
e

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	59,899,654
Level 3 - Significant Unobservable Inputs	-
Total	59,899,654

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Bond Fund
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.5%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,395,000	1,636,405
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000	967,510
Arizona--1.6%
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/28	2,000,000	2,168,980
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,750,000	3,387,863
Salt River Project Agricultural
Improvement and Power
District, COP (Desert Basin
Independent Trust) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/18	2,700,000	2,853,819
Arkansas--.2%
Arkansas Development Finance
Authority, Construction
Revenue (Public Health
Laboratory Project) (Insured;
AMBAC)	5.00	12/1/17	1,025,000	1,079,981
California--10.2%
California,
Economic Recovery Bonds	5.00	7/1/20	3,000,000	3,636,810
California,
GO	5.25	10/1/16	295,000	298,974

California,
GO (Various Purpose)	5.25	3/1/30	2,500,000		2,883,475
California,
GO (Various Purpose)	5.75	4/1/31	6,700,000		7,828,213
California,
GO (Various Purpose)	5.50	11/1/35	3,575,000		4,135,989
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000		3,569,130
California Statewide Communities
Development Authority, Revenue
(The Salk Institute for
Biological Studies) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/24	1,880,000		2,024,986
Glendale Community College
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	8/1/21	1,520,000	a	1,111,591
Glendora Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/27	2,000,000	a	1,032,840
Los Angeles,
Wastewater System Revenue	5.75	6/1/34	2,500,000		2,961,850
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	3,500,000		4,112,255
Nevada Joint Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/1/12	1,160,000	b	1,169,350
Pajaro Valley Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	1,500,000	a	809,130
Placer Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/27	4,110,000	a	2,097,415
Sacramento County,
Airport System Senior Revenue	5.30	7/1/27	2,000,000		2,249,860

Sacramento County,
Airport System Senior Revenue	5.38	7/1/28	2,000,000		2,247,500
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/20	1,000,000		1,247,530
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/27	3,280,000		3,838,453
San Juan Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	8/1/13	1,425,000	b	1,508,092
Tustin Unified School District
Community Facilities District
Number 97-1, Senior Lien
Special Tax Bonds (Insured;
Assured Guaranty Municipal
Corp.)	0.00	9/1/21	1,615,000	a	1,151,350
University of California Regents,
General Revenue	5.75	5/15/31	2,000,000		2,390,740
Walnut Valley Unified School
District, GO (Insured; FGIC)	6.50	8/1/19	1,765,000		1,783,180
West Sacramento Redevelopment
Agency, Tax Allocation Revenue
(West Sacramento Redevelopment
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	9/1/16	800,000		803,352
Colorado--1.8%
Black Hawk,
Device Tax Revenue	5.00	12/1/14	500,000		530,110
Black Hawk,
Device Tax Revenue	5.00	12/1/18	600,000		623,586
Colorado Educational and Cultural
Facilities Authority, Charter
School Revenue (American
Academy Project)	8.00	12/1/40	1,000,000		1,227,860
Colorado Health Facilities

Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,200,000	1,410,888
E-470 Public Highway Authority,
Senior Revenue	5.38	9/1/26	1,000,000	1,072,490
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/24	2,000,000	2,167,520
Metro Wastewater Reclamation
District, Sewer Improvement
Revenue	5.00	4/1/17	2,000,000	2,397,440
Delaware--.6%
Delaware,
GO	5.00	10/1/16	2,500,000	2,971,575
District of Columbia--1.0%
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/35	4,000,000	4,437,880
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Revenue	5.13	7/1/32	1,000,000	1,125,500
Florida--5.8%
Broward County,
Airport System Revenue	5.38	10/1/29	2,535,000	2,877,656
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.00	4/1/36	1,800,000	1,868,148
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,415,680
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	1,255,000	1,436,322
Citizens Property Insurance

Corporation, High-Risk Account
Senior Secured Revenue	5.50	6/1/17	2,000,000	2,312,520
Florida Department of Corrections,
COP (Okeechobee Correctional
Institution) (Insured; AMBAC)	5.00	3/1/15	1,000,000	1,093,980
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	3,260,000	3,912,261
Lee County,
Transportation Facilities
Revenue (Sanibel Bridges and
Causeway Project) (Insured;
CIFG)	5.00	10/1/22	1,820,000	1,971,879
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/28	2,745,000	3,135,064
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)	5.75	4/1/28	1,250,000	1,387,662
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/30	2,620,000	2,918,942
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	1,000,000	1,082,030
University of Central Florida,
COP (University of Central
Florida Convocation
Corporation Master Lease
Program) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/18	1,765,000	1,843,578
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC) (Prerefunded)	5.38	12/1/12	1,525,000b	1,564,665
Georgia--5.0%
Atlanta,
Airport General Revenue	5.00	1/1/20	5,000,000	6,052,450
Atlanta,

Water and Wastewater Revenue	6.00	11/1/26	1,640,000	1,979,464
Atlanta,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/18	1,200,000	1,472,388
Carrollton Payroll Development
Authority, RAC (University of
West Georgia Athletic Complex,
LLC Project)	6.25	6/15/34	3,895,000	4,432,549
Georgia Higher Education
Facilities Authority, Revenue
(USG Real Estate Foundation I,
LLC Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	6/15/38	2,000,000	2,190,200
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	2,875,000	3,282,531
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	5,000,000	6,026,550
Savannah Economic Development
Authority, Revenue (Armstrong
Atlantic State University
Student Union, LLC Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/15/32	1,240,000	1,340,093
Idaho--1.8%
Boise-Kuna Irrigation District,
Revenue (Arrowrock
Hydroelectric Project)	7.38	6/1/40	5,600,000	6,558,664
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	2,500,000	2,963,950
Illinois--6.8%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)

(Insured; AMBAC)	5.00	1/1/19	2,400,000	2,672,832
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	3,580,000	4,187,168
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,733,875
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	2,500,000	2,842,450
Huntley,
Special Service Area Number
Nine, Special Tax Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.10	3/1/28	3,500,000	3,781,890
Illinois,
GO	5.00	8/1/24	1,000,000	1,106,950
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.00	2/1/28	750,000	833,970
Illinois Finance Authority,
Revenue (Edward Hospital
Obligated Group) (Insured;
AMBAC)	6.25	2/1/33	500,000	558,520
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,000,000	1,034,170
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/16	2,200,000	2,427,260
Illinois Health Facilities
Authority, Revenue
(Delnor-Community Hospital)
(Insured; Assured Guaranty

Municipal Corp.)	5.25	5/15/27	6,000,000	6,546,840
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	3,100,000	3,577,710
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,600,000	4,138,236
Kansas--.3%
Kansas Development Finance
Authority, Revenue (Lifespace
Communities, Inc.)	5.00	5/15/30	1,500,000	1,578,855
Kentucky--.7%
Barbourville,
Educational Facilities First
Mortgage Revenue (Union
College Energy Conservation
Project)	5.25	9/1/26	1,000,000	1,021,860
Ohio County,
PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,500,000	2,719,300
Louisiana--1.0%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.50	8/1/29	2,500,000	2,891,075
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,392,260
Maine--.3%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,250,000	1,519,712
Maryland--3.3%
Howard County,

Consolidated Public
Improvement Project GO	5.00	8/15/17	2,830,000	3,437,714
Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.60	7/1/24	1,500,000	1,537,245
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/20	2,500,000	3,107,175
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	630,000	631,077
Maryland Economic Development
Corporation, LR (Montgomery
County Wayne Avenue Parking
Garage Project)	5.25	9/15/14	1,295,000	1,313,700
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	4,700,000	5,984,698
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/21	1,500,000	1,845,870
Massachusetts--3.4%
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	5,000,000	5,596,250
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/25	2,175,000	2,478,869
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.25	1/1/27	2,250,000	2,599,605
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	1,750,000	2,025,520
Massachusetts Water Resources

Authority, General Revenue	5.00	8/1/42	2,500,000		2,856,300
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/23	2,000,000		2,401,300
Michigan--9.8%
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/14	8,000,000	a	7,834,320
Brighton Area Schools,
GO - Unlimited Tax (Insured;
AMBAC)	0.00	5/1/20	1,055,000	a	854,655
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	1,500,000		1,831,530
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,000,000		1,262,960
Detroit Community High School,
Public School Academy Revenue	5.65	11/1/25	1,170,000		947,852
Detroit Community High School,
Public School Academy Revenue	5.75	11/1/35	1,215,000		906,171
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/20	1,000,000		1,238,200
Huron Valley School District,
GO Unlimited Tax (Insured;
National Public Finance
Guarantee Corp.)	0.00	5/1/18	6,270,000	a	5,492,269
Kalamazoo Hospital Finance
Authority, HR (Borgess Medical
Center) (Insured; FGIC)	6.25	6/1/14	3,000,000		3,328,320
Kent County,
Airport Revenue (Gerald R.

Ford International Airport)	5.00	1/1/26	4,555,000		4,961,625
Kent Hospital Finance Authority,
Revenue (Spectrum Health
System)	5.50	11/15/25	2,500,000		2,955,850
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	2,500,000		2,923,200
Michigan Public Educational
Facilities Authority, LOR
(Nataki Talibah Schoolhouse of
Detroit Project)	6.50	10/1/30	3,040,000		2,857,174
Monroe County Economic Development
Corporation, LOR (Detroit
Edison Company Project)
(Insured; National Public
Finance Guarantee Corp.)	6.95	9/1/22	2,000,000		2,684,760
Pontiac Tax Increment Finance
Authority, Revenue
(Prerefunded)	6.38	6/1/12	3,170,000	b	3,201,700
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	3,700,000		4,475,927
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	1,500,000		1,652,475
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/22	3,000,000		3,411,780
Mississippi--.3%
Mississippi Development Bank,
Special Obligation Revenue
(Waveland, GO Public
Improvement Bond Project)

(Insured; AMBAC)	5.00	11/1/20	1,315,000		1,370,519
Missouri--1.1%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/19	2,500,000		3,131,100
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.25	12/1/16	435,000		436,205
Missouri Housing Development
Commission, MFHR
(Collateralized; FHA)	5.38	12/1/18	580,000		592,516
Saint Louis County,
Annual Appropriation-Supported
Tax Increment Revenue (Lambert
Airport Eastern Perimeter
Redevelopment Project)
(Insured; AMBAC) (Prerefunded)	5.00	2/15/16	1,265,000	b	1,468,665
Nevada--.8%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	4,000,000		4,372,800
New Jersey--1.6%
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/19	3,000,000		3,686,460
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	1,250,000		1,462,863
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	65,000		78,872
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	185,000		219,323
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,500,000		1,412,880

Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	2,140,000	1,920,158
New York--5.8%
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	6,004,850
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/32	1,850,000	2,136,972
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	2,500,000	2,878,000
New York City,
GO	5.00	8/1/28	1,000,000	1,140,180
New York City,
GO	5.00	10/1/36	2,500,000	2,824,975
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/30	3,000,000	3,349,770
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	2,500,000	2,856,025
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000	3,625,470
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	3,260,000	3,876,792
New York State Urban Develpoment
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	2,135,000	2,538,942
North Carolina--4.3%
Charlotte,

GO (Prerefunded)	5.00	7/1/12	2,110,000	b	2,118,524
Charlotte,
GO (Prerefunded)	5.00	7/1/12	1,525,000	b	1,531,161
Durham,
Water and Sewer Utility System
Revenue	5.25	6/1/21	1,620,000		2,079,983
Durham County,
GO Public Improvement Bonds
(Prerefunded)	5.00	6/1/16	1,000,000	b	1,175,300
Iredell County,
COP (Iredell County School
Projects) (Insured; AMBAC)	5.00	6/1/26	1,000,000		1,083,140
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.00	1/1/22	1,000,000		1,295,120
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Cleveland
County HealthCare System
Project) (Insured; AMBAC)	5.25	7/1/19	1,135,000		1,192,987
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (University
Health Systems of Eastern
Carolina)	6.25	12/1/33	1,750,000		2,039,240
North Carolina Medical Care
Commission, HR (Southeastern
Regional Medical Center)	6.25	6/1/29	2,000,000		2,003,580
North Carolina Medical Care
Commission, HR (Wilson
Memorial Hospital Project)
(Insured; AMBAC)	0.00	11/1/16	3,055,000	a	2,714,673
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Givens Estates
Project) (Prerefunded)	6.50	7/1/13	1,000,000	b	1,078,060

Oak Island,
Enterprise System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/34	1,000,000	1,151,680
Orange Water and Sewer Authority,
Water and Sewer System Revenue	5.00	7/1/31	1,000,000	1,118,930
Raleigh,
Combined Enterprise System
Revenue	5.00	3/1/31	1,175,000	1,302,828
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.00	10/1/34	1,000,000	1,131,090
Ohio--1.6%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	1,500,000	1,610,040
Maple Heights City School District
Board of Education, COP (Wylie
Athletic Complex Project)	6.00	11/1/28	1,150,000	1,259,583
Montgomery County,
Revenue (Miami Valley Hospital)	6.25	11/15/33	2,000,000	2,137,780
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund)
(Toledo School for the Arts
Project)	5.50	5/15/28	2,400,000	2,323,224
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,100,000	1,343,661
Oklahoma--.2%
Tulsa Industrial Authority,
Student Housing Revenue (The
University of Tulsa)	5.25	10/1/26	1,135,000	1,231,611
Oregon--.7%

Oregon,
GO (Alternate Energy Project)	6.00	10/1/26	1,400,000	1,759,492
Oregon Department of
Administrative Services,
Lottery Revenue	5.00	4/1/29	1,500,000	1,727,550
Pennsylvania--5.7%
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/23	2,600,000	3,089,424
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	2,000,000	2,062,820
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/15/17	4,000,000	4,399,280
Dauphin County General Authority,
Office and Parking Revenue
(Riverfront Office Center
Project)	6.00	1/1/25	1,820,000	1,819,964
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	850,000	701,870
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	1,000,000	1,069,550
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	1,500,000	1,620,225
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	2,929,225
Pennsylvania Housing Finance

Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/25	2,450,000		2,598,838
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	1,730,000		2,015,329
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	270,000	b	341,442
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/24	3,360,000		3,889,166
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	3,500,000		3,973,060
South Carolina--1.1%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	2,500,000		3,117,300
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/36	2,500,000		2,808,375
Tennessee--.6%
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/17	2,500,000		2,965,075
Texas--8.4%
Coastal Water Authority,
Water Conveyance System
Revenue (Insured; AMBAC)	6.25	12/15/17	2,170,000		2,265,740
Corpus Christi,
Combination Tax and Municipal
Hotel Occupancy Tax Revenue,
Certificates of Obligation
(Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,955,000		1,979,359
Dallas Independent School

District, Unlimited Tax Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/23	5,500,000		6,740,745
Del Mar College District,
Limited Tax Bonds (Insured;
FGIC) (Prerefunded)	5.25	8/15/13	1,295,000	b	1,372,480
Denton Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	0.00	8/15/12	135,000	a,b	71,940
Galveston County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; AMBAC) (Prerefunded)	5.25	2/1/13	1,000,000	b	1,033,710
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/30	3,900,000	a	1,564,485
Leander Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/31	2,860,000	a	1,078,420
Lubbock Housing Finance
Corporation, MFHR (Las
Colinas, Quail Creek and
Parkridge Place Apartments
Projects)	6.00	7/1/22	1,175,000		1,114,499
McKinney,
Tax and Limited Pledge
Waterworks and Sewer System
Revenue, Certificates of
Obligation (Insured; AMBAC)	5.00	8/15/26	1,300,000		1,452,659
Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/28	4,675,000	a	2,238,577

Mesquite Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.50	8/15/12	1,100,000	b	1,112,067
Midlothian Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.00	2/15/40	2,500,000		2,832,350
Montgomery Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/25	1,315,000		1,486,108
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.63	1/1/33	5,000,000		5,687,900
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	3,000,000		3,421,950
Pearland Economic Development
Corporation, Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	1,035,000		1,120,460
San Antonio,
Electric and Gas Systems
Revenue	5.50	2/1/20	255,000		319,084
San Antonio,
Water System Revenue	5.00	5/15/36	4,000,000		4,527,640
Schertz-Cibolo Universal City
Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	0.00	2/1/32	5,545,000	a	2,092,794
Sharyland Independent School
District, Unlimited Tax School
Building Bonds (Permanent

School Fund Guarantee Program)
(Prerefunded)	5.00	2/15/13	1,130,000	b	1,168,307
Texas National Research Laboratory
Commission Financing
Corporation, LR
(Superconducting Super
Collider Project)	6.95	12/1/12	190,000		196,046
Virginia--4.6%
Albemarle County Industrial
Development Authority, HR
(Martha Jefferson Hospital)	5.25	10/1/15	1,445,000		1,535,182
Chesapeake,
Chesapeake Expressway Toll
Road Revenue	5.63	7/15/19	700,000		702,156
Chesapeake Bay Bridge and Tunnel
Commission District, General
Resolution Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.50	7/1/25	1,000,000		1,243,300
Chesterfield County Economic
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.00	5/1/23	1,000,000		1,145,220
Dulles Town Center Community
Development Authority, Special
Assessment Revenue (Dulles
Town Center Project)	6.25	3/1/26	2,665,000		2,667,372
Middle River Regional Jail
Authority, Jail Facility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/19	1,200,000		1,307,268
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.25	7/1/22	1,000,000		1,305,540
Norfolk,
Water Revenue	5.00	11/1/25	1,000,000		1,175,190
Prince William County Industrial

Development Authority,
Educational Facilities Revenue
(The Catholic Diocese of
Arlington)	5.50	10/1/33	1,000,000		1,031,820
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,600,000		1,832,880
Richmond Metropolitan Authority,
Expressway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/15/17	1,300,000		1,429,779
Roanoke Industrial Development
Authority, HR (Carilion Health
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.50	7/1/12	2,500,000	b	2,510,900
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	1,000,000	b	1,149,500
Virginia College Building
Authority, Educational
Facilities Revenue (Regent
University Project)
(Prerefunded)	5.00	6/1/16	215,000	b	252,475
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.38	1/1/36	1,450,000		1,622,652
Virginia Housing Development
Authority, Rental Housing
Revenue	5.50	6/1/30	1,000,000		1,116,640
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	2,000,000		2,466,060

Washington--2.7%
Seattle,
Water System Revenue	5.00	9/1/22	2,700,000	3,443,796
Washington,
GO (Various Purpose)	5.00	7/1/18	2,500,000	3,059,800
Washington,
Motor Vehicle Fuel Tax GO
(State Road 520 Corridor
Program - Toll Revenue)	5.00	6/1/33	2,255,000	2,607,457
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	3,485,000	4,053,160
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (Insured;
Assured Guaranty Municipal
Corp.)	5.50	8/15/24	1,000,000	1,164,250
West Virginia--.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000	2,861,600
Wisconsin--1.1%
Milwaukee Housing Authority,
MFHR (Veterans Housing
Projects) (Collateralized;
FNMA)	5.10	7/1/22	1,000,000	1,003,700
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	2,000,000	2,373,440
Wisconsin,
GO	4.00	5/1/15	2,500,000	2,753,725
U.S. Related--3.7%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	2,000,000	2,039,100

Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/29	1,315,000		1,456,402
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,750,000		1,843,590
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FGIC) (Prerefunded)	5.00	7/1/15	1,000,000	b	1,143,310
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	1,000,000		1,160,900
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	1,500,000		2,142,090
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,860,000		8,864,508
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,000,000		1,180,650
Total Long-Term Municipal Investments
(cost $482,502,235)					528,988,971
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)		Value ($)
California--.8%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.16	6/1/12	3,500,000	c	3,500,000
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and U.S.

Bank NA)	0.18	6/1/12	700,000	c	700,000
New York--.1%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.19	6/1/12	700,000	c	700,000
Total Short-Term Municipal Investments
(cost $4,900,000)					4,900,000
Total Investments (cost $487,402,235)			99.8%		533,888,971
Cash and Receivables (Net)			.2%		1,008,631
Net Assets			100.0%		534,897,602

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, net unrealized appreciation on investments was $46,486,736 of which $47,449,776 related to appreciated investment securities and $963,040 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	533,888,971	-	533,888,971

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Municipal Bond Fund
May 31, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.2%
Birmingham Water Works Board,
Water Revenue	5.00	1/1/23	1,500,000	1,759,575
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/20	2,500,000	2,486,000
Alaska--2.1%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	1,000,000	851,010
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	4,150,000	3,134,039
Arizona--5.7%
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	3,000,000	3,602,190
Pima County Industrial Development
Authority, Education
Facilities Revenue (Sonoran
Science Academy Tucson Project)	5.75	12/1/37	2,750,000	2,378,805
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	3,000,000	2,710,290
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	2,000,000	2,046,620
California--6.7%
California,
GO (Various Purpose)	6.50	4/1/33	2,000,000	2,435,700

California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	1,000,000		1,086,460
California State Public Works
Board, LR (Various Capital
Projects)	5.13	10/1/31	1,000,000		1,090,520
California Statewide Communities
Development Authority, Revenue
(Bentley School)	7.00	7/1/40	1,075,000		1,148,229
California Statewide Communities
Development Authority, Revenue
(Bentley School)	0.00	7/1/50	3,035,000	a	127,531
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	1,000,000		1,163,510
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,782,105
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (Mission Bay South
Redevelopment Project)	6.63	8/1/39	2,000,000		2,186,520
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.00	6/1/37	2,200,000		1,688,214
Connecticut--1.5%
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	1,500,000		1,698,525
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	1,235,000		1,236,815
District of Columbia--.8%

District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	6.65	6/1/30	1,405,000		1,508,127
District of Columbia Housing
Finance Agency, SFMR
(Collateralized: FHA, FNMA and
GNMA)	7.50	12/1/30	90,000		90,261
Florida--4.2%
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	1,000,000	b	1,072,730
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	1,500,000		1,771,245
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/20	1,000,000		1,244,130
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	4,000,000	c	1,080,040
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	5.88	8/1/40	2,500,000		2,705,075
Georgia--2.1%
Atlanta,
Airport General Revenue	5.00	1/1/27	2,000,000		2,199,680
Atlanta,
Water and Wastewater Revenue	6.00	11/1/27	1,500,000		1,799,955
Hawaii--.8%
Kuakini Health System,
Special Purpose Revenue	6.38	7/1/32	1,500,000		1,500,060
Illinois--7.8%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	1,240,000		1,439,355

Harvey,
GO	5.63	12/1/32	4,000,000	3,687,280
Illinois,
GO	5.00	8/1/24	1,000,000	1,106,950
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	2,000,000	2,212,120
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,500,000	1,551,255
Illinois Finance Authority,
Revenue (The Carle Foundation)	5.00	8/15/20	2,215,000	2,484,831
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	1,000,000	1,149,510
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.50	4/1/31	1,000,000	1,145,470
Indiana--.8%
Indiana Finance Authority,
Midwestern Disaster Relief
Revenue (Ohio Valley Electric
Corporation Project)	5.00	6/1/39	1,500,000	1,508,445
Iowa--.5%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	1,000,000	891,160
Kansas--.9%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	480,000	506,789
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.25	12/1/35	1,105,000	1,190,649
Kentucky--1.1%
Ohio County,

PCR (Big Rivers Electric
Corporation Project)	6.00	7/15/31	2,000,000		2,175,440
Louisiana--3.7%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	4,867,000	c	1,947,384
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	1,500,000		1,669,785
Louisiana Public Facilities
Authority, Revenue (SUSLA
Facilities, Inc. Project)	5.75	7/1/39	4,000,000	b	3,439,240
Maine--1.0%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	1,500,000		1,823,655
Maryland--2.7%
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	3,000,000		3,193,080
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/20	1,525,000		1,941,844
Massachusetts--.6%
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	1,000,000		1,198,110
Michigan--9.5%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,080,000		1,831,502
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	1,500,000		1,894,440

Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	1,000,000	1,035,770
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	2,063,300
Lansing Board of Water and Light,
Utility System Revenue	5.50	7/1/41	1,500,000	1,753,920
Michigan Finance Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/17	1,800,000	2,182,698
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/19	1,300,000	1,522,885
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	3,485,000	3,454,367
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.25	9/1/39	2,000,000	2,560,680
Minnesota--1.0%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	5.75	11/15/21	1,750,000	1,838,655
Mississippi--.7%
Mississippi Home Corporation,
SFMR (Collateralized: FNMA and
GNMA)	6.25	12/1/32	1,195,000	1,269,747
Nebraska--1.2%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000	2,294,160
New Jersey--5.6%
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	1,000,000	1,017,410
New Jersey Economic Development

Authority, IDR (Newark Airport
Marriott Hotel Project)	7.00	10/1/14	1,510,000		1,517,157
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.25	12/15/22	1,545,000		1,908,878
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,000,000		941,920
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	4,000,000	a	251,880
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	6,360,000		4,958,256
New Mexico--1.5%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.25	6/1/40	2,200,000		2,396,900
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	405,000		431,220
New York--3.8%
New York City,
GO	5.00	8/1/20	1,500,000		1,849,410
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	c	1,027,140
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	4,000,000		4,304,400
North Carolina--1.1%
Guilford County,

Public Improvement GO	4.00	3/1/15	1,000,000		1,097,920
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	6.13	11/1/38	1,000,000		1,077,820
Ohio--1.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	3,635,000		2,778,812
Oregon--.6%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,000,000		1,048,990
Pennsylvania--4.4%
Allegheny County Hospital
Development Authority, Health
System Revenue (West Penn
Allegheny Health System)	5.38	11/15/40	2,000,000		1,669,440
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,020,000		1,052,038
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	300,000		247,719
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	2,000,000	b,d	2,201,200
Montgomery County Higher Education
and Health Authority, First
Mortgage Improvement Revenue
(American Health
Foundation/Montgomery, Inc.
Project)	6.88	4/1/36	2,000,000		2,116,900
Pennsylvania Economic Development
Financing Authority, Sewage

Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000	1,107,950
Texas--9.2%
Austin Convention Enterprises,
Inc., Convention Center Hotel
First Tier Revenue (Insured;
XLCA)	5.25	1/1/18	1,000,000	1,090,420
Clifton Higher Education Finance
Corporation, Education Revenue
(Uplift Education)	6.00	12/1/30	1,000,000	1,134,440
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	1,000,000	1,001,600
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal Improvement Projects)	6.50	7/15/30	1,500,000	1,645,815
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/19	1,000,000	1,242,890
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/31	1,000,000	1,067,450
La Vernia Higher Education Finance
Corporation, Education Revenue
(Knowledge is Power Program,
Inc.)	6.25	8/15/39	2,250,000	2,541,510
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	1,175,000	1,340,264
North Texas Tollway Authority,
Second Tier System Revenue	6.13	1/1/31	3,700,000	4,078,695
Texas Public Finance Authority,
Charter School Finance
Corporation, Education Revenue

(Burnham Wood Charter School
Project)	6.25	9/1/36	2,250,000		2,261,273
Virginia--4.2%
Henrico County,
Public Improvement GO	5.00	7/15/17	2,500,000		3,031,500
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.50	1/1/42	1,500,000		1,576,965
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.25	7/1/19	3,000,000		3,399,270
Washington--3.2%
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	660,000	c	610,500
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.50	6/1/27	1,480,000		1,347,451
Kitsap County Consolidated Housing
Authority, Housing Revenue
(Pooled Tax Credit Projects)	5.60	6/1/37	1,500,000		1,354,770
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.60	9/1/25	1,675,000		1,574,818
Snohomish County Housing
Authority, Revenue (Whispering
Pines Apartments Project)	5.75	9/1/30	1,250,000		1,158,050
West Virginia--1.5%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/36	2,500,000		2,861,600
Wisconsin--.7%
Wisconsin,
GO	5.00	5/1/22	1,000,000		1,241,290
Multi State--.6%

Munimae Tax Exempt Subsidiary LLC	5.90	9/30/20	2,000,000	b	1,140,020
U.S. Related--3.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	1,765,000		1,792,022
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	6.25	7/1/22	2,000,000		2,321,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,255,600
Total Long-Term Municipal Investments
(cost $181,612,219)					187,621,810
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.9%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.19	6/1/12	200,000	e	200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.19	6/1/12	1,600,000	e	1,600,000
Total Short-Term Municipal Investments
(cost $1,800,000)					1,800,000
Total Investments (cost $183,412,219)			99.8%		189,421,810
Cash and Receivables (Net)			.2%		294,221
Net Assets			100.0%		189,716,031

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2012, these securities was valued at $7,853,190 or 4.1% of net assets.

c	Non-income producing--security in default.
d	Collateral for floating rate borrowings.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2012, net unrealized appreciation on investments was $6,009,591 of which $15,522,013 related to appreciated investment securities and $9,512,422 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	188,341,770	1,080,040	189,421,810

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL FUNDS, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)